Leases	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right of use assets:

	2023	2022
	€	€
As of January 1,	432,965	243,251
(Disposals) / Additions	(3,302)	303,734
Depreciation charges	(197,770)	(114,020)
As of December 31,	231,893	432,965

The following table provides information about the Group’s lease liabilities at December 31, 2023:

	2023	2022
	€	€
Office leases	(238,905)	(436,822)
Total lease liability	(238,905)	(436,822)
Current Portion	(195,341)	(187,404)
Non-current Portion	(43,564)	(249,418)

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2023:

Years ending December 31,	Operating Leases
2024	158,458
2025	96,250
2026	-
Thereafter	-
Total lease payments	254,708
Less: imputed interest	15,803
Total lease liabilities	238,905
Current lease liabilities	195,341
Long-term lease liabilities	43,564

Office leases consists of a lease agreement entered into on June 1, 2021 for office space in Lexington, United States of America, or the U.S., and a lease entered into on December 1, 2022, for offices in Leiden, The Netherlands. Both leases have lease terms of three years and were assessed as being long-term.

The average incremental borrowing rate applied to the lease liabilities was 7.77% during the twelve months ended December 31, 2023 and 2022. Depreciation expense of €0.2 million, €0.1 million and €0.1 million for the for the years ended December 31, 2023, 2022 and 2021, was incurred and is reflected in general and administrative expenses as determined by the underlying activities.

The total expense related to short-term and low-value leases in 2023 was €0.2 million (2022: €0.3 million; 2021: €0.3 million) and is included in facility, communication, and office expenses

Cash outflows related to leases during the years ended December 31, 2023, 2022 and 2021 were €0.2 million, €0.1 million and €0.1 million, respectively.